Acquisition (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Jan. 17, 2022	Dec. 17, 2021
Acquisition (Details) [Line Items]
Acquisition	$ 20
Maximum [Member]
Acquisition (Details) [Line Items]
Intangible assets (in Yuan Renminbi) | ¥		¥ 0.7
Liabilities			$ 700
Minimum [Member]
Acquisition (Details) [Line Items]
Intangible assets (in Yuan Renminbi) | ¥		¥ 0.5
Liabilities			$ 500
Buisness combination [Member]
Acquisition (Details) [Line Items]
Acquired percentage				85.00%	51.00%